Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	3/31/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2015-SN1

5. Collateral Summary	Monthly Period, Begin:	6/1/2015

	Monthly Period, End:	6/30/2015

6. Losses and Delinquencies	Determination Date:	7/15/2015

7. Credit Instruments	Distribution Date:	7/20/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

1. Distribution Summary

Class	CUSIP	Initial Principal	Beginning Principal	Note Interest	Principal	Interest	Total	Principal	Interest	Ending Principal
		Balance	Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006XAA5	182,000,000.00	96,462,657.51	0.0035000	30,921,474.66	26,259.28	30,947,733.94	0.00	0.00	65,541,182.85
Class A-2a	02006XAB3	250,000,000.00	250,000,000.00	0.0093000	0.00	193,750.00	193,750.00	0.00	0.00	250,000,000.00
Class A-2b	02006XAC1	230,000,000.00	230,000,000.00	0.0056675	0.00	101,385.28	101,385.28	0.00	0.00	230,000,000.00
Class A-3	02006XAD9	250,000,000.00	250,000,000.00	0.0121000	0.00	252,083.33	252,083.33	0.00	0.00	250,000,000.00
Class A-4	02006XAE7	74,600,000.00	74,600,000.00	0.0138000	0.00	85,790.00	85,790.00	0.00	0.00	74,600,000.00
Class B	02006XAF4	66,400,000.00	66,400,000.00	0.0179000	0.00	99,046.67	99,046.67	0.00	0.00	66,400,000.00
Class C	02006XAG2	39,200,000.00	39,200,000.00	0.0216000	0.00	70,560.00	70,560.00	0.00	0.00	39,200,000.00
AART Notes		1,092,200,000.00	1,006,662,657.51		30,921,474.66	828,874.56	31,750,349.22	0.00	0.00	975,741,182.85

Secured Note		1,117,226,362.61	1,049,136,495.44	0.0216000	24,944,193.57	1,888,445.69	26,832,639.26	0.00	0.00	1,024,192,301.87

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	530.0146017	169.8982124	0.1442818	170.0424942	0.00000000	360.1163893
Class A-2a	1,000.0000000	0.0000000	0.7750000	0.7750000	0.00000000	1,000.0000000
Class A-2b	1,000.0000000	0.0000000	0.4408056	0.4408056	0.00000000	1,000.0000000
Class A-3	1,000.0000000	0.0000000	1.0083333	1.0083333	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	1.1500000	1.1500000	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.4916667	1.4916667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.8000000	1.8000000	0.00000000	1,000.0000000
Secured Note	939.0545466	22.3268931	1.6902982	24.0171913	0.00000000	916.7276535

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

	Beginning Factor	Ending Factor
Series 2015-SN1 Portfolio	933.1302770	909.2500743
Aggregate ABS Value	943.5827938	922.9147889
Secured Note	939.0545466	916.7276535

	Beginning Factor	Ending Factor
Note Pool Factor	921.6834440	893.3722604

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	6/22/2015	7/19/2015	Actual/360	0.0035000	26,259.28	26,259.28	0.00	0.00	0.00
Class A-2a	6/22/2015	7/19/2015	30/360	0.0093000	193,750.00	193,750.00	0.00	0.00	0.00
Class A-2b	6/22/2015	7/19/2015	Actual/360	0.0056675	101,385.28	101,385.28	0.00	0.00	0.00
Class A-3	6/22/2015	7/19/2015	30/360	0.0121000	252,083.33	252,083.33	0.00	0.00	0.00
Class A-4	6/22/2015	7/19/2015	30/360	0.0138000	85,790.00	85,790.00	0.00	0.00	0.00
Class B	6/22/2015	7/19/2015	30/360	0.0179000	99,046.67	99,046.67	0.00	0.00	0.00
Class C	6/22/2015	7/19/2015	30/360	0.0216000	70,560.00	70,560.00	0.00	0.00	0.00
Secured Note	6/22/2015	7/19/2015	30/360	0.0216000	1,888,445.69	1,888,445.69	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	21,108,469.91
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	41,361.06
Sale Proceeds	12,157,570.87
Monthly Payment Advances	552,313.70
Residual Advances	0.00
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	47,339.45
ACOLT Collections	33,907,054.99

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	1,198,955.40
Reimbursement of Residual Advances	0.00
Total ACOLT Available Distribution Amount	32,708,099.59

Distributions
Total ACOLT Available Distribution Amount	32,708,099.59
Basic Servicing Fee	949,007.57
Secured Note Interest Distributable Amount	1,888,445.69
Secured Note Principal Distributable Amount	24,944,193.57
AART Collection Account Shortfall Amount	4,926,452.76
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	4,926,452.76
Secured Note Interest Distributable Amount	1,888,445.69
Secured Note Principal Distributable Amount	24,944,193.57
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	31,759,092.02

Distributions
Total AART Available Amount	31,759,092.02
Administration Fee	8,742.80
Aggregate Class A Interest Distributable Amount	659,267.89
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	99,046.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	70,560.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	30,921,474.66
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2015-SN1 Portfolio	1,330,499,172.79	1,241,529,061.63	1,209,756,471.65
Aggregate ABS Value	1,206,898,954.96	1,138,809,087.79	1,113,864,894.22
Secured Note	1,117,226,362.61	1,049,136,495.44	1,024,192,301.87
AART Notes	1,092,200,000.00	1,006,662,657.51	975,741,182.85
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	51,062	50,005	0	468	3	2	0	49,532

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8293200	2.8339900	2.8363000	38.22	38.20	38.20	22.13	20.24	19.28

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.41%	0.74%	0.67%	0.78%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	1,126,336,991.01	352.41	0.000	10,398,020.62	(1,746,054.86)	(16.79)	1,126,336,991.01	521,896.28	0.046
Preceding	1,150,532,774.39	3,465.69	0.004	8,810,339.21	(1,375,685.43)	(15.61)	1,150,532,774.39	400,276.68	0.035
Next Preceding	1,174,580,986.81	0.00	0.000	9,824,698.27	(1,554,735.42)	(15.82)	1,174,580,986.81	276,811.02	0.024
Three Month Average			0.001			(16.08)			0.035

Aggregate ABS Value	61,187.25			10,398,020.62
Residual Advance Reimb.	N/A			0.00
Aggregate Sales Proceeds	60,500.00			12,097,070.87
Excess Wear/Mileage Charges	0.00			6,594.63
Other Amounts Received	334.84			40,409.98
Current Net Losses (Gains)	352.41			(1,746,054.86)			Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)	3,465.69			(3,709,031.16)			31 - 60 Days	2,614,662.58	123
Current Net Losses (Gains)	352.41			(1,746,054.86)			61-90 Days	441,492.48	20
Ending Cum Net Losses (Gains)	3,818.10			(5,455,086.02)			> 90 days	80,403.80	3
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2015-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,034,494.77	6,034,494.77	0.00	0.00	6,034,494.77	6,034,494.77
Monthly Payment Advances	2,850,087.85	2,288,299.41	552,313.70	1,198,955.40	1,641,657.71	N/A
Residual Advances	0.00	0.00	0.00	0.00	0.00	N/A
Payments Ahead	2,474,042.36	2,498,684.63	714,239.14	455,482.31	2,757,441.46	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has not been Reached
Initial Aggregate Overcollateralization Amount	114,698,954.96
Current Aggregate Overcollateralization Amount	138,123,711.37
Overcollateralization Target Amount	150,862,369.37
Initial ACOLT Overcollateralization Amount	89,672,592.35
Current ACOLT Overcollateralization Amount	89,672,592.35
Initial AART Overcollateralization Amount	25,026,362.61
Current AART Overcollateralization Amount	48,451,119.02
 This Servicer Certificate relates only to AART 2015-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.